S-K 1603(a) SPAC Sponsor	Feb. 19, 2026
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	LPSL Sponsor LLC
SPAC Sponsor, Affiliate, or Promoter	Promoter
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company.